Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income Per Limited Partner Unit
Net Income (Loss) Per Limited Partner Unit

Net income (loss) per unit applicable to common limited partner units and to subordinated limited partner units is computed by dividing the respective limited partners’ interest in net income attributable to MPLX LP by the weighted average number of common units and subordinated units outstanding. Because the Partnership has more than one class of participating securities, it uses the two-class method when calculating the net income per unit applicable to limited partners. The classes of participating securities include common units, subordinated units, general partner units, Preferred units, certain equity-based compensation awards and incentive distribution rights.

The HSM, HST, WHC and MPLXT acquisitions were transfers between entities under common control. As an entity under common control with MPC, prior periods were retrospectively adjusted to furnish comparative information. Accordingly, the prior period earnings have been allocated to the general partner and do not affect the net income (loss) per unit calculation. The earnings for HSM, HST, WHC and MPLXT will be included in the net income (loss) per unit calculation prospectively as described above.

As discussed further in Note 8, the subordinated units, all of which were owned by MPC, were converted into common units during the third quarter of 2015. For purposes of calculating net income (loss) per unit, the subordinated units were treated as if they converted to common units on July 1, 2015.

In 2016 and 2015, the Partnership had dilutive potential common units consisting of certain equity-based compensation awards and Class B units. Diluted net income per limited partner unit for the 2014 reporting period is the same as basic net income per limited partner unit as there were no potentially dilutive common or subordinated units outstanding as of December 31, 2014.

(In millions)	2016	2015	2014
Net income attributable to MPLX LP	$233	$156	$121
Less: Distributions declared on Preferred units(1)	41	—	—
General partner’s distributions declared (including IDRs)(1)	205	60	6
Limited partners’ distributions declared on common units(1)	692	224	54
Limited partner’s distributions declared on subordinated units(1)	—	31	52
Undistributed net (loss) income attributable to MPLX LP	$(705)	$(159)	$9

(1)	See Note 8 for information regarding the distribution.

	2016
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Redeemable Preferred Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distributions declared (including IDRs)	$205	$692	$41	$938
Undistributed net loss attributable to MPLX LP	(14)	(691)	—	(705)
Net income attributable to MPLX LP(1)	$191	$1	$41	$233
Weighted average units outstanding:
Basic	7	331		338
Diluted	7	338		345
Net income attributable to MPLX LP per limited partner unit:
Basic		$—
Diluted		$—

	2015
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distributions declared (including IDRs)	$60	$224	$31	$315
Undistributed net loss attributable to MPLX LP	(3)	(127)	(29)	(159)
Net income attributable to MPLX LP(1)	$57	$97	$2	$156
Weighted average units outstanding:
Basic	2	79	18	99
Diluted	2	80	18	100
Net income attributable to MPLX LP per limited partner unit:
Basic		$1.23	$0.11
Diluted		$1.22	$0.11

	2014
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distribution declared	$6	$54	$52	$112
Undistributed net income attributable to MPLX LP	2	4	3	9
Net income attributable to MPLX LP(1)	$8	$58	$55	$121
Weighted average units outstanding:
Basic	2	37	37	76
Diluted	2	37	37	76
Net income attributable to MPLX LP per limited partner unit:
Basic		$1.55	$1.50
Diluted		$1.55	$1.50

(1)	Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.